UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
    MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:    September 30, 2000

Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN, VA 22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of November, 2000.

                                        FEDERAL HOME LOAN MORTGAGE CORPORATION

                                        By: /s/ Vaughn A. Clarke
                                            -----------------------------------
                                            Vaughn A. Clarke
                                            Senior Vice President and
                                            Chief Financial Officer


FEDERAL HOME LOAN MORTGAGE CORPORATION                   Form 13F                         As of September 30, 2000


                                                                 Fair Market               Investment      Voting
Name of Issuer                  Title of Class        CUSIP     Value (x$1000)    Shares   Discretion    Authority
--------------                  --------------        -----     --------------    ------   ----------    ---------

Blackrock Strategic Term Trust        Com           09247P108        $36,222      3,996,900    sole          sole
Blackrock 2001 Term Trust Inc.        Com           092477108       $104,105     11,254,600    sole          sole
          Total                                                     $140,327
